INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

6. INVESTMENTS IN AFFILIATES

Investment in Yisheng

The Group holds a 20% equity interest in Yisheng, an online audio business, over which it exercises significant influence. Accordingly, the Group accounts for this investment under the equity method.  The carrying value of the investment, and equity in losses of the affiliate, were zero for all periods presented.  The Group has no obligation to fund continuing losses of the investee.  The operations of the investee are insignificant to the Group.

Investment in Beijing Modo

In August 2015, the Company entered into an agreement with Beijing Catshow Media Co., Ltd (“Beijing Catshow”) and Beijing Jingying Crossing Performance and Arts Co., Ltd. (“Beijing Jingying”), pursuant to which the parties set up a new media company, Beijing Modo Media Co., Ltd. (“Beijing Modo”).  The new company operates a social networking platform which offers broadcasts of performances by modeling talent contributed by Beijing Catshow.  Customers are able to purchase virtual items on the social networking platform, such as for providing digital “gifts” to the modeling talent.

Beijing Jingying contributed cash of RMB 4.00 million ($0.62 million) to Beijing Modo.  Of this cash contribution, RMB 0.30 million ($0.05 million) and RMB 0.55 million ($0.08 million) were paid directly from Beijing Jingying to the Group and Beijing Catshow, respectively, for the two parties to each contribute their 30% and 55% shares of registered capital of RMB 1.00 million to the new business.  Beijing Jingying funded the remaining RMB 0.15 million ($0.02 million) of registered capital to Beijing Modo.  The remaining RMB 3.00 million ($0.46 million) of the total RMB 4.00 million ($0.62 million) cash contribution to Beijing Modo, after the registered capital funding previously described, was treated as capital surplus (additional paid-in-capital) of Beijing Modo. Beijing Jingying has a 15% equity interest, Beijing Catshow has a 55% equity interest, and Ku6 has a 30% equity interest.  The principal parties involved are Beijing Jingying, a party new to this type of business that was able to contribute cash, rather than know-how, and Beijing Catshow, which committed its own modeling talent (human capital) to act as hosts on the social networking platform of Beijing Modo.

The Group (other than the registered capital payment contributed to it by Beijing Jingying) did not contribute cash to the business venture.  Rather, the Group contributed technology resources including technical support, R&D services, and website content support to Beijing Modo in exchange for its 30% equity interest. The Group cannot separately charge Beijing Modo for the technology services to be provided pursuant to the agreement as the receipt of the equity interest was agreed as fair consideration for the future services to be provided. Although a time period over which the future services are to be provided was not agreed amongst the investors or with Beijing Modo, the Group’s best estimate of the life of the business venture, and therefore the period of time over which technical services would be provided, was 10 years at the date of formation of Beijing Modo.

The Group determined that, while Beijing Modo was a VIE under the provisions of ASC 810-10, the Group is not the primary beneficiary, principally due to the fact the Group is the party contributing the least significant resources to Beijing Modo (the other parties hold 70% of the equity interest and contributed the necessary cash and human capital). The Group’s investment in Beijing Modo is represented by common shares, and it has the ability to exercise significant influence over operating and financial policies given the Group has one of three board seats and other privileges.

Considering the aforementioned factors, the Group applied the equity method of accounting to account for the investment in Modo.  The Group recorded an initial investment of RMB 1.2 million ($0.19 million) representing the Group’s 30% interest in the initial value of assets contributed, or RMB 4.00 million.  As a result of PRC company laws, the Group has a legal right to 30% of the Company total equity, regardless of which party funded the paid-capital and capital surplus. Offsetting the initial carrying value, the Group recognized a liability for the service obligation (both current and non-current portions) to Beijing Modo, due to the fact that the Group has a substantive obligation from inception to provide future services.  This service obligation liability is being derecognized over the estimated 10 year period.  The discharge of the service obligation was not specifically quantified as to volume of services, cost of the services, number of personnel to be employed, or timing of provision of services with the co-investors or with Beijing Modo.  Given the inability to conclude that services provided have a fixed or determinable recognition pattern, the Group concluded that, for purposes, amortization of the service obligation would be recorded in other income (expense), net on a straight-line basis over the estimated 10 year period.  This period will be re-evaluated in future periods and adjustments, if any, to the estimated service period will be accounted for prospectively.

The receipt of RMB 0.3 million ($0.05 million) directly from Beijing Jingying to fund the registered capital of Beijing Modo was recorded as a financing cash inflow, while the funding of the registered capital was recorded as an investing cash outflow.  The remaining RMB 0.9 million ($0.14 million) of the investment was not transacted using cash, but rather was financed with the balance of the service obligation.  Accordingly, the remaining RMB 0.9 million is a non-cash investing activity.

As of December 31, 2015 and for the year then ended, balances and activity related to the Group’s variable interest in Beijing Modo and the equity investment follow.

	December 31, 2014	Investments	Share of losses	Foreign currency translation	December 31, 2015

Equity interest in Beijing Modo	—	185,248	(16,879)	241	168,610

	—	185,248	(16,879)	241	168,610

The maximum exposure to loss as it relates to the Group’s variable interest in Beijing Modo is the recorded carrying value of the investment.  Insofar as the Group financed its participation in the business venture via the assumption of a service obligation for technology services, the maximum exposure to loss is limited to the remaining carrying value of the asset.  There are no, and the Group does not plan to enter into, any side arrangements with the co-investors regarding the financing or operations of Beijing Modo.  The Group, and its co-investors, severally and jointly have no legal obligation to fund future losses of Beijing Modo or contribute any further assets.  Any decisions to contribute further resources or assets to Beijing Modo will be solely at the discretion of the Group and/or the co-investors; any such decisions made by the Group at its own discretion could expose the Group to future losses.

Subsequent to December 31, 2015, the Group disposed of the Beijing Modo investment (Note 20).

Investment in Bale

On April 10, 2012, an equity investee in which the Group holds a 20% interest, Yisheng, disposed of a portion of its equity interest in Bale, an underlying company in which Yisheng maintained an investment, to the Group, resulting in the Group receiving 20% of Bale and having significant influence thereover.  This investment was originally classified as an equity method investment. The transfer was recorded at carrying value as, at the time, Yisheng and the Group were under the common control of Shanda.  The original cost basis recorded was zero due to the presence of accumulated losses.  Since the initial receipt of the investment, the carrying basis continued to be zero. On June 16, 2014, the Group entered into an agreement with YiYangLianDong (Beijing) Investment Consulting Co., Ltd (“YiYang”), owned by Mr. Yao Jianjiang, the founder and controlling shareholder of YiYang, to sell half of its interest (or 10% of the total equity interests) in Bale to YiYang at a price of RMB 9 million. The Group collected such amount on July 4, 2014 and the registration of this change with the local Administration for Industry & Commerce was completed on July 25, 2014. A net $1,451,979 (RMB 9,000,000) gain from the disposal of the Group’s equity interest in Bale to YiYang was realized.  Subsequent to this transaction, Bale issued additional shares to other parties, resulting in further dilution of the Group’s equity interest to 7%.  Following the sale of half of the Group’s interest and a reduction in the Group’s involvement with Bale, the investment was re-classified as a cost method investment.  The carrying value was zero for all periods presented.